Share Capital (Details 4)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Number of warrants	35,223,200
Warrants 1 [Member]
Statement [Line Items]
Number of warrants	17,600
Exercise price (CAD) | $ / shares	$ 0.30
Expiry date	Mar 27, 2026
Issuance Date	Mar 2024
Warrants 2 [Member]
Statement [Line Items]
Number of warrants	3,500,000
Exercise price (CAD) | $ / shares	$ 0.55
Expiry date	Jun 21, 2026
Issuance Date	Jun 2023
Warrants 3 [Member]
Statement [Line Items]
Number of warrants	750,000
Exercise price (CAD) | $ / shares	$ 0.55
Expiry date	Oct 30, 2026
Issuance Date	Oct 2023
Warrants 4 [Member]
Statement [Line Items]
Number of warrants	24,955,600
Exercise price (CAD) | $ / shares	$ 0.40
Expiry date	Mar 27, 2027
Issuance Date	Mar 2024
Warrants 5 [Member]
Statement [Line Items]
Number of warrants	6,000,000
Exercise price (CAD) | $ / shares	$ 0.42
Expiry date	Aug 14, 2027
Issuance Date	Aug 2024